Marketable Securities (Schedule of Investment Securities in an Unrealized Loss Position) (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Investments, Debt and Equity Securities [Abstract]
Unrealized Losses, Less than 12 months	$ (192)
Unrealized Losses, 12 months or more	(32)
Unrealized Losses, Total	(224)
Fair value, Less than 12 months	17,451
Fair value, 12 months or more	3,980
Fair value, Total	21,431
Unrealized Gains, Less than 12 months	74
Unrealized Gains, 12 months or more	7
Unrealized Gains, Total	81
Fair value, Less than 12 months	9,961
Fair value, 12 months or more	1,272
Fair value, Total	$ 11,233